UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: John Loffredo, Chief Executive Officer, The Massachusetts Health & Education Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2007                      (in Thousands)

                           Face
                         Amount  Municipal Bonds                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 153.0%  $ 1,000  Massachusetts Educational Financing Authority, Education Loan Revenue Refunding
                                 Bonds, AMT, Issue E, Series A, 4.70% due 1/01/2033 (b)                                  $     995
                        ----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State College Building Authority, Project Revenue Bonds, Series A, 5%
                                 due 5/01/2031 (b)                                                                           1,058
                        ----------------------------------------------------------------------------------------------------------
                            825  Massachusetts State College Building Authority, Project Revenue Refunding Bonds,
                                 Series B, 5.50% due 5/01/2039 (m)                                                             988
                        ----------------------------------------------------------------------------------------------------------
                          1,100  Massachusetts State Development Finance Agency, Education Revenue Bonds (Belmont
                                 Hill School), 5% due 9/01/2011 (i)                                                          1,167
                        ----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Development Finance Agency, Education Revenue Bonds (Belmont
                                 Hill School), 4.50% due 9/01/2036                                                             981
                        ----------------------------------------------------------------------------------------------------------
                            400  Massachusetts State Development Finance Agency, Education Revenue Bonds (Middlesex
                                 School Project), 5% due 9/01/2033                                                             413
                        ----------------------------------------------------------------------------------------------------------
                            250  Massachusetts State Development Finance Agency, Education Revenue Bonds (Xaverian
                                 Brothers High School), 5.65% due 7/01/2029                                                    258
                        ----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Development Finance Agency, Educational Facility Revenue Bonds
                                 (Academy of the Pacific Rim), Series A, 5.125% due 6/01/2031 (a)                            1,050
                        ----------------------------------------------------------------------------------------------------------
                            855  Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds
                                 (Edgecombe Project), Series A, 6.75% due 7/01/2021                                            940
                        ----------------------------------------------------------------------------------------------------------
                            850  Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds
                                 (Overlook Communities Inc.), Series A, 6.125% due 7/01/2024                                   886
                        ----------------------------------------------------------------------------------------------------------
                          1,250  Massachusetts State Development Finance Agency, First Mortgage Revenue Refunding
                                 Bonds (Symmes Life Care, Inc. - Brookhaven at Lexington), Series A, 5%
                                 due 3/01/2035 (j)                                                                           1,290
                        ----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Development Finance Agency, Human Service Provider Revenue Bonds
                                 (Seven Hills Foundation & Affiliates), 5% due 9/01/2035 (j)                                   518
                        ----------------------------------------------------------------------------------------------------------
                            825  Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds
                                 (Ogden Haverhill Associates), AMT, Series A, 6.70% due 12/01/2014                             884
                        ----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Development Finance Agency Revenue Bonds (Boston University),
                                 Series T-1, 5% due 10/01/2039 (b)                                                           1,048
                        ----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Development Finance Agency Revenue Bonds (College of Pharmacy and
                                 Allied Health Services), Series D, 5% due 7/01/2027 (c)                                       521
                        ----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Development Finance Agency Revenue Bonds (Curry College),
                                 Series A, 5% due 3/01/2035 (a)                                                                514
                        ----------------------------------------------------------------------------------------------------------
                            400  Massachusetts State Development Finance Agency Revenue Bonds (Franklin W. Olin
                                 College), Series B, 5.25% due 7/01/2033 (m)                                                   423
                        ----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Development Finance Agency Revenue Bonds (Massachusetts College
                                 of Pharmacy and Health Sciences), 5.75% due 7/01/2033                                       1,073
                        ----------------------------------------------------------------------------------------------------------
                            425  Massachusetts State Development Finance Agency Revenue Bonds (Massachusetts Council
                                 of Human Service Providers, Inc.), Series C, 6.60% due 8/15/2029                              429
                        ----------------------------------------------------------------------------------------------------------
                          2,000  Massachusetts State Development Finance Agency Revenue Bonds (Smith College),
                                 5% due 7/01/2035                                                                            2,095

Portfolio Abbreviations

To simplify the listings of The Massachusetts Health & Education Tax-Exempt Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT          Alternative Minimum Tax (subject to)
HFA          Housing Finance Agency
PCR          Pollution Control Revenue Bonds
VRDN         Variable Rate Demand Notes

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2007                      (in Thousands)

                           Face
                         Amount  Municipal Bonds                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                        $   500  Massachusetts State Development Finance Agency Revenue Bonds (Volunteers of America -
                                 Ayer Limited Partnership), AMT, Series A, 6.20% due 2/20/2046 (h)                       $     567
                        ----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Development Finance Agency Revenue Bonds (WGBH Educational
                                 Foundation), Series A, 5.375% due 1/01/2012 (b)(i)                                          1,082
                        ----------------------------------------------------------------------------------------------------------
                          1,100  Massachusetts State Development Finance Agency Revenue Bonds (WGBH Educational
                                 Foundation), Series A, 5.75% due 1/01/2042 (b)                                              1,365
                        ----------------------------------------------------------------------------------------------------------
                            600  Massachusetts State Development Finance Agency Revenue Bonds (Western New England
                                 College), 5.875% due 12/01/2012 (i)                                                           657
                        ----------------------------------------------------------------------------------------------------------
                            540  Massachusetts State Development Finance Agency Revenue Bonds (The Wheeler School),
                                 6.50% due 12/01/2029                                                                          569
                        ----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Development Finance Agency Revenue Bonds (Williston Northampton
                                 School Project), 5% due 10/01/2025 (m)                                                        528
                        ----------------------------------------------------------------------------------------------------------
                          1,500  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Boston
                                 University), Series P, 5.45% due 5/15/2059                                                  1,680
                        ----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Clark
                                 University), 5.125% due 10/01/2035 (m)                                                        531
                        ----------------------------------------------------------------------------------------------------------
                          1,500  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Western New
                                 England College), Series A, 5% due 9/01/2033 (c)                                            1,570
                        ----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.25% due 12/01/2048        1,027
                        ----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Baystate Medical Center), Series F, 5.75% due 7/01/2033                                    1,064
                        ----------------------------------------------------------------------------------------------------------
                            350  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Berkshire Health System), Series E, 6.25% due 10/01/2031                                     376
                        ----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Berkshire Health System), Series F, 5% due 10/01/2019 (c)                                  1,061
                        ----------------------------------------------------------------------------------------------------------
                          1,350  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Harvard University), Series FF, 5.125% due 7/15/2037                                       1,424
                        ----------------------------------------------------------------------------------------------------------
                            750  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Milford-Whitinsville Hospital), Series D, 6.35% due 7/15/2012 (i)                            845
                        ----------------------------------------------------------------------------------------------------------
                            700  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Partners Healthcare System), VRDN, Series D-5, 3.64% due 7/01/2017 (l)                       700
                        ----------------------------------------------------------------------------------------------------------
                            100  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Partners Healthcare System), VRDN, Series D-6, 3.70% due 7/01/2017 (l)                       100
                        ----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Simmons College), Series F, 5% due 10/01/2013 (f)(i)                                       1,074
                        ----------------------------------------------------------------------------------------------------------
                            230  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (University of Massachusetts), Series C, 5.125% due 10/01/2034 (f)                            243
                        ----------------------------------------------------------------------------------------------------------
                          1,210  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Wheaton College), Series D, 6% due 1/01/2018                                               1,249
                        ----------------------------------------------------------------------------------------------------------
                            780  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                          794
                        ----------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2007                      (in Thousands)

                           Face
                         Amount  Municipal Bonds                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                        $ 1,000  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Boston College), Series N, 5.125% due 6/01/2037                                  $   1,045
                        ----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Christopher House), Series A, 6.875% due 1/01/2029                                     517

                        ----------------------------------------------------------------------------------------------------------
                            800  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Covenant Health System), 6% due 7/01/2022                                              863
                        ----------------------------------------------------------------------------------------------------------
                            400  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Covenant Health System), 6% due 7/01/2031                                              432
                        ----------------------------------------------------------------------------------------------------------
                            495  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Learning Center For Deaf Children), Series C, 6.125% due 7/01/2029                     506
                        ----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Massachusetts Institute of Technology), Series L, 5% due 7/01/2023                     555
                        ----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Partners Healthcare System), Series C, 5.75% due 7/01/2032                             538
                        ----------------------------------------------------------------------------------------------------------
                            395  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Valley Regional Health System), Series C, 5.75% due 7/01/2018 (e)                      396
                        ----------------------------------------------------------------------------------------------------------
                          1,500  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Wellesley College), 5% due 7/01/2033                                                 1,577
                        ----------------------------------------------------------------------------------------------------------
                            730  Massachusetts State Industrial Finance Agency, Health Care Facility Revenue Bonds
                                 (Age Institute of Massachusetts Project), 8.05% due 11/01/2025                                752
                        ----------------------------------------------------------------------------------------------------------
                          1,500  Massachusetts State Industrial Finance Agency, PCR (General Motors Corporation),
                                 5.55% due 4/01/2009                                                                         1,504
                        ----------------------------------------------------------------------------------------------------------
                            400  Massachusetts State Industrial Finance Agency Revenue Bonds (Wentworth Institute of
                                 Technology), 5.75% due 10/01/2008 (i)                                                         419
                        ----------------------------------------------------------------------------------------------------------
                            340  Massachusetts State Industrial Finance Agency, Senior Living Facility Revenue Bonds
                                 (Forge Hill Project), AMT, 6.75% due 4/01/2008 (i)                                            350
                        ----------------------------------------------------------------------------------------------------------
                          2,000  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (g)                                                              2,112
                        ----------------------------------------------------------------------------------------------------------
                            845  Massachusetts State Water Pollution Abatement Trust, Pool Program Revenue Bonds,
                                 Series 10, 5% due 8/01/2014 (i)                                                               913
                        ----------------------------------------------------------------------------------------------------------
                            155  Massachusetts State Water Pollution Abatement Trust, Pool Program Revenue Bonds,
                                 Series 10, 5% due 8/01/2029                                                                   164
                        ----------------------------------------------------------------------------------------------------------
                          1,000  Rail Connections, Inc., Massachusetts, Capital Appreciation Revenue Bonds (Route 128
                                 Parking Garage), Series B, 6.53% due 7/01/2009 (a)(i)(k)                                      463
                        ----------------------------------------------------------------------------------------------------------
                            500  University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                                 Senior Series 04-1, 5.125% due 11/01/2014 (b)(i)                                              545
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 4.5%        1,285  Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series F, 5.25% due 7/01/2025 (d)(g)                                                 1,466
----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments  (Cost - $48,550*)  - 157.5%                                             51,154

                                 Other Assets Less Liabilities - 4.1%                                                        1,337

                                 Preferred Shares, at Redemption Value - (61.6%)                                          (20,010)
                                                                                                                         ---------
                                 Net Assets Applicable to Common Shares - 100.0%                                         $  32,481
                                                                                                                         =========

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of March 31, 2007                      (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                    $ 48,553
                                                                        ========
      Gross unrealized appreciation                                     $  2,601
      Gross unrealized depreciation                                           --
                                                                        --------
      Net unrealized appreciation                                       $  2,601
                                                                        ========

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   Assured Guaranty Insured.
(d)   CIFG Insured.
(e)   Connie Lee Insured.
(f)   FGIC Insured.
(g)   FSA Insured.
(h)   GNMA Collateralized.
(i)   Prerefunded.
(j)   Radian Insured.
(k) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m)   XL Capital Insured.
o Forward interest rate swaps outstanding as of March 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------------------------------------
                                                                                Notional Amount      Unrealized Appreciation
      ----------------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.58% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires June 2016                                                              $ 2,500                $     8

      Pay a fixed rate of 3.627% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires June 2017                                                              $ 3,000                      9
      ----------------------------------------------------------------------------------------------------------------------
      Total                                                                                                 $    17
                                                                                                            =======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust


By: /s/ John Loffredo
    -----------------------
    John Loffredo
    Chief Executive Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John Loffredo
    -----------------------
    John Loffredo
    Chief Executive Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: May 21, 2007